Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 01, 2015
Document Information [Line Items]
Entity Registrant Name	HEXION INC.
Entity Central Index Key	0000013239
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		82,556,847
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0